Subsequent Events - Additional Information (Details)			1 Months Ended	12 Months Ended
	Jun. 07, 2024 USD ($) $ / shares shares	Apr. 18, 2024 shares $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				2,573,903	1,554,709
Net proceeds | $				$ 234	$ 13,654,347	$ 519,613
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Stock Options, Granted		213,000
Stock Options, Exercise price, Granted | $ / shares		$ 0.68
Vesting period		3 years
Events After Reporting Period | At-the-Market Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	391,017		391,017
Average price of shares | $ / shares	$ 1.9931		$ 1.9931
Net proceeds | $	$ 754,511		$ 754,511